UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21423
The Gabelli Dividend & Income Trust
(Exact name of registrant as specified in charter)
One Corporate Center
Rye, New York 10580-1422
(Address of principal executive offices) (Zip code)
Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-422-3554
Date of fiscal year end: December 31
Date of reporting period: March 31, 2011
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.
The Schedule(s) of Investments is attached herewith.
The Gabelli Dividend & Income Trust
First Quarter Report — March 31, 2011

Mario J. Gabelli, CFA	Barbara G. Marcin, CFA	Robert D. Leininger, CFA
To Our Shareholders,
     During the first quarter of 2011, The Gabelli Dividend & Income Trust’s (the “Fund”) net asset value (“NAV”) basis total return was 9.0% compared with the Standard & Poor’s (“S&P”) 500 Index of 5.9% and the Dow Jones Industrial Average of 7.1%. The total return for the Fund’s publicly traded shares was 9.7% during the first quarter of 2011.
Enclosed is the investment portfolio as of March 31, 2011.
Comparative Results

Average Annual Returns through March 31, 2011 (a) (Unaudited)

					Since
					Inception
	Quarter	1 Year	3 Year	5 Year	(11/28/03)
Gabelli Dividend & Income Trust
NAV Total Return (b)	8.96%	23.87%	3.98%	4.15%	6.60%
Investment Total . Return (c)	9.69	27.65	5.84	6.05	4.99
S&P 500 Index	5.92	15.65	2.35	2.62	5.22
Dow Jones Industrial Average	7.07	16.49	3.13	4.85	10.01 (d)
Nasdaq Composite Index	5.05	17.19	7.92	4.44	5.75

(a)	Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The Dow Jones Industrial Average is an unmanaged index of 30 large capitalization stocks. The S&P 500 and the Nasdaq Composite Indices are unmanaged indicators of stock market performance. Dividends are considered reinvested except for the Nasdaq Composite Index. You cannot invest directly in an index.

(b)	Total returns and average annual returns reflect changes in the NAV per share and reinvestment of distributions at NAV on the ex-dividend date and are net of expenses. Since inception return is based on an initial NAV of $19.06.

(c)	Total returns and average annual returns reflect changes in closing market values on the New York Stock Exchange and reinvestment of distributions. Since inception return is based on an initial offering price of $20.00.

(d)	From November 30, 2003, the date closest to the Fund’s inception for which data is available.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

THE GABELLI DIVIDEND & INCOME TRUST
SCHEDULE OF INVESTMENTS
March 31, 2011 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS — 95.2%
	Aerospace — 1.9%
10,000	Goodrich Corp.	$855,300
32,000	Kaman Corp.	1,126,400
147,000	Rockwell Automation Inc.	13,913,550
1,344,000	Rolls-Royce Group plc†	13,345,992
139,000	The Boeing Co.	10,276,270

		39,517,512

	Agriculture — 0.2%
100,000	Archer-Daniels-Midland Co.	3,601,000

	Automotive — 0.3%
220,000	Ford Motor Co.†	3,280,200
27,100	Navistar International Corp.†	1,878,843
4,000	PACCAR Inc.	209,400

		5,368,443

	Automotive: Parts and Accessories — 1.2%
24,000	BorgWarner Inc.†	1,912,560
411,000	Genuine Parts Co.	22,046,040

		23,958,600

	Building and Construction — 0.1%
30,000	Layne Christensen Co.†	1,035,000

	Business Services — 0.6%
165,000	Diebold Inc.	5,850,900
130,000	Intermec Inc.†	1,402,700
20,000	MasterCard Inc., Cl. A	5,034,400
110,000	Trans-Lux Corp.†	16,500

		12,304,500

	Cable and Satellite — 1.5%
391,000	Cablevision Systems Corp., Cl. A	13,532,510
16,000	Cogeco Inc.	684,724
230,000	DISH Network Corp., Cl. A†	5,602,800
50,000	EchoStar Corp., Cl. A†	1,892,500
67,000	Liberty Global Inc., Cl. A†	2,774,470
33,000	Liberty Global Inc., Cl. C†	1,319,670
160,000	Rogers Communications Inc., Cl. B	5,824,000

		31,630,674

	Communications Equipment — 0.1%
50,000	Thomas & Betts Corp.†	2,973,500

	Computer Hardware — 0.2%
50,000	Hewlett-Packard Co.	2,048,500
21,000	SanDisk Corp.†	967,890

		3,016,390

	Computer Software and Services — 0.2%
60,000	Microsoft Corp.	1,521,600
150,000	Yahoo! Inc.†	2,497,500

		4,019,100

	Consumer Products — 4.8%
550,000	Alberto-Culver Co.	20,498,500
15,000	Altria Group Inc.	390,450
165,000	Avon Products Inc.	4,461,600
90,000	Fortune Brands Inc.	5,570,100
50,000	Hanesbrands Inc.†	1,352,000
90,000	Harman International Industries Inc.	4,213,800
195,000	Kimberly-Clark Corp.	12,727,650
25,000	Philip Morris International Inc.	1,640,750
956,000	Swedish Match AB	31,791,442
145,000	The Procter & Gamble Co.	8,932,000
100,000	Tupperware Brands Corp.	5,971,000

		97,549,292

	Consumer Services — 0.1%
19,500	Dollar Thrifty Automotive Group Inc.†	1,301,235

	Diversified Industrial — 3.6%
100,000	Bouygues SA	4,802,160
126,000	Cooper Industries plc	8,177,400
687,000	General Electric Co.	13,774,350
280,000	Honeywell International Inc.	16,718,800
110,000	ITT Corp.	6,605,500
121,000	Owens-Illinois Inc.†	3,652,990
7,000	Sulzer AG	1,054,763
252,000	Textron Inc.	6,902,280
255,000	Tyco International Ltd.	11,416,350

		73,104,593

	Electronics — 1.5%
40,000	Dionex Corp.†	4,722,000
919,900	Intel Corp.	18,554,383
130,000	TE Connectivity Ltd.	4,526,600
100,000	Texas Instruments Inc.	3,456,000

		31,258,983

	Energy and Utilities: Electric — 3.8%
85,000	ALLETE Inc.	3,312,450
222,000	American Electric Power Co. Inc.	7,801,080
239,400	DPL Inc.	6,561,954
50,000	Edison International	1,829,500
220,000	Electric Power Development Co. Ltd.	6,776,148
796,000	Great Plains Energy Inc.	15,935,920
275,400	Integrys Energy Group Inc.	13,910,454
100,000	Pepco Holdings Inc.	1,865,000
212,000	Pinnacle West Capital Corp.	9,071,480
See accompanying notes to schedule of investments.

THE GABELLI DIVIDEND & INCOME TRUST
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2011 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)
	Energy and Utilities: Electric (Continued)
100,000	Southern Co.	$3,811,000
183,000	UniSource Energy Corp.	6,611,790

		77,486,776

	Energy and Utilities: Integrated — 9.6%
12,000	Alliant Energy Corp.	467,160
125,000	Ameren Corp.	3,508,750
50,000	Avista Corp.	1,156,500
55,000	Black Hills Corp.	1,839,200
40,000	CH Energy Group Inc.	2,021,600
108,000	Chubu Electric Power Co. Inc.	2,402,020
268,000	CONSOL Energy Inc.	14,372,840
176,000	Consolidated Edison Inc.	8,926,720
70,000	Dominion Resources Inc.	3,129,000
150,000	Duke Energy Corp.	2,722,500
400,000	Edison SpA	447,266
500,000	El Paso Corp.	9,000,000
126,000	Endesa SA	3,904,354
450,000	Enel SpA	2,836,654
50,000	Exelon Corp.	2,062,000
110,000	FirstEnergy Corp.	4,079,900
95,000	Hawaiian Electric Industries Inc.	2,356,000
250,000	Hera SpA	598,410
121,500	Hokkaido Electric Power Co. Inc.	2,356,089
121,500	Hokuriku Electric Power Co.	2,751,936
90,000	Iberdrola SA, ADR	3,121,200
100,000	Korea Electric Power Corp., ADR†	1,224,000
121,500	Kyushu Electric Power Co. Inc.	2,373,617
65,000	MGE Energy Inc.	2,631,850
35,102	National Grid plc, ADR	1,686,300
250,000	NextEra Energy Inc.	13,780,000
230,000	NiSource Inc.	4,411,400
491,700	NSTAR	22,750,959
387,600	OGE Energy Corp.	19,597,056
25,000	Ormat Technologies Inc.	633,250
297,000	Progress Energy Inc.	13,703,580
160,000	Public Service Enterprise Group Inc.	5,041,600
121,500	Shikoku Electric Power Co. Inc.	3,305,536
121,500	The Chugoku Electric Power Co. Inc.	2,246,538
50,000	The Empire District Electric Co.	1,089,500
121,500	The Kansai Electric Power Co. Inc.	2,645,305
90,000	The Tokyo Electric Power Co. Inc.	504,208
139,000	Tohoku Electric Power Co. Inc.	2,347,860
168,000	Vectren Corp.	4,569,600
345,000	Westar Energy Inc.	9,114,900
150,000	Wisconsin Energy Corp.	4,575,000
150,000	Xcel Energy Inc.	3,583,500

		195,875,658

	Energy and Utilities: Natural Gas — 4.6%
11,000	Atmos Energy Corp.	375,100
25,000	Delta Natural Gas Co. Inc.	788,250
160,356	GDF Suez, Strips	227
20,000	Kinder Morgan Energy Partners LP	1,481,800
424,000	National Fuel Gas Co.	31,376,000
159,000	Nicor Inc.	8,538,300
200,000	ONEOK Inc.	13,376,000
173,600	Sempra Energy	9,287,600
30,000	South Jersey Industries Inc.	1,679,100
130,000	Southern Union Co.	3,720,600
159,000	Southwest Gas Corp.	6,196,230
610,000	Spectra Energy Corp.	16,579,800
42,000	The Laclede Group Inc.	1,600,200

		94,999,207

	Energy and Utilities: Oil — 11.1%
62,000	Anadarko Petroleum Corp.	5,079,040
36,000	Apache Corp.	4,713,120
44,000	BG Group plc, ADR	5,495,600
124,000	BP plc, ADR	5,473,360
90,000	Chesapeake Energy Corp.	3,016,800
200,000	Chevron Corp.	21,486,000
344,000	ConocoPhillips	27,471,840
65,000	Devon Energy Corp.	5,965,050
141,000	Eni SpA, ADR	6,927,330
205,000	Exxon Mobil Corp.	17,246,650
36,000	Hess Corp.	3,067,560
465,400	Marathon Oil Corp.	24,810,474
114,000	Murphy Oil Corp.	8,369,880
230,100	Occidental Petroleum Corp.	24,043,149
2,000	PetroChina Co. Ltd., ADR	304,500
77,000	Petroleo Brasileiro SA, ADR	3,113,110
220,000	Repsol YPF SA, ADR	7,579,000
220,000	Royal Dutch Shell plc, Cl. A, ADR	16,029,200
769,100	Statoil ASA, ADR	21,257,924
115,000	Sunoco Inc.	5,242,850
185,000	Total SA, ADR	11,279,450

		227,971,887

	Energy and Utilities: Services — 3.8%
190,000	ABB Ltd., ADR†	4,596,100
74,000	Cameron International Corp.†	4,225,400
85,000	Diamond Offshore Drilling Inc.	6,604,500
512,600	Halliburton Co.	25,547,984
10,000	Noble Corp.	456,200
38,000	Oceaneering International Inc.†	3,399,100
151,000	Rowan Companies Inc.†	6,671,180
117,000	Schlumberger Ltd.	10,911,420
45,000	Transocean Ltd.†	3,507,750
See accompanying notes to schedule of investments.

THE GABELLI DIVIDEND & INCOME TRUST
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2011 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)
	Energy and Utilities: Services (Continued)
540,000	Weatherford International Ltd.†	$12,204,000

		78,123,634

	Energy and Utilities: Water — 0.9%
11,000	American States Water Co.	394,460
429,000	American Water Works Co. Inc.	12,033,450
74,000	Aqua America Inc.	1,693,860
47,000	Pennichuck Corp.	1,339,030
90,000	SJW Corp.	2,083,500
12,000	The York Water Co.	208,920
25,000	United Utilities Group plc, ADR	476,250

		18,229,470

	Entertainment — 1.1%
37,000	Grupo Televisa SA, ADR†	907,610
90,000	Madison Square Garden Inc., Cl. A†	2,429,100
195,000	Take-Two Interactive Software Inc.†	2,997,150
298,000	Time Warner Inc.	10,638,600
176,000	Vivendi	5,025,935

		21,998,395

	Environmental Services — 0.8%
12,375	Veolia Environnement	384,779
406,000	Waste Management Inc.	15,160,040

		15,544,819

	Equipment and Supplies — 1.5%
95,000	CIRCOR International Inc.	4,466,900
57,000	Lufkin Industries Inc.	5,327,790
65,000	Mueller Industries Inc.	2,380,300
460,000	RPC Inc.	11,647,200
154,000	Tenaris SA, ADR	7,616,840

		31,439,030

	Financial Services — 12.0%
213,000	Aflac Inc.	11,242,140
80,000	AllianceBernstein Holding LP	1,744,000
460,200	American Express Co.	20,801,040
495,000	Bank of America Corp.	6,598,350
22,000	BlackRock Inc.	4,422,220
1,257,700	Citigroup Inc.†	5,559,034
23,000	CME Group Inc.	6,935,650
130,000	Deutsche Bank AG	7,679,100
390,000	Discover Financial Services	9,406,800
98,000	Fidelity National Financial Inc., Cl. A	1,384,740
205,000	Fidelity National Information Services Inc.	6,701,450
66,000	HSBC Holdings plc, ADR	3,418,800
135,000	Invesco Ltd.	3,450,600
550,000	JPMorgan Chase & Co.	25,355,000
314,000	Legg Mason Inc.	11,332,260
44,000	M&T Bank Corp.	3,892,680
103,000	Moody’s Corp.	3,492,730
120,000	Morgan Stanley	3,278,400
60,000	National Australia Bank Ltd., ADR	1,602,000
180,000	New York Community Bancorp Inc.	3,106,800
240,000	NewAlliance Bancshares Inc.	3,561,600
33,000	Northern Trust Corp.	1,674,750
222,000	PNC Financial Services Group Inc.	13,983,780
235,000	SLM Corp.†	3,595,500
60,000	State Street Corp.	2,696,400
147,000	T. Rowe Price Group Inc.	9,763,740
601,000	The Bank of New York Mellon Corp.	17,951,870
98,000	The Blackstone Group LP	1,752,240
276,300	The Travelers Companies Inc.	16,434,324
25,000	U.S. Bancorp	660,750
359,000	Waddell & Reed Financial Inc., Cl. A	14,578,990
554,000	Wells Fargo & Co.	17,561,800
15,000	Willis Group Holdings plc	605,400

		246,224,938

	Food and Beverage — 10.1%
80,000	Campbell Soup Co.	2,648,800
350,000	China Mengniu Dairy Co. Ltd.	926,908
190,000	ConAgra Foods Inc.	4,512,500
60,000	Constellation Brands Inc., Cl. A†	1,216,800
300,082	Danone	19,603,015
1,600,000	Davide Campari — Milano SpA	10,825,090
270,000	Dr Pepper Snapple Group Inc.	10,033,200
532,000	General Mills Inc.	19,444,600
80,000	H. J. Heinz Co.	3,905,600
265,000	ITO EN Ltd.	4,616,314
330,000	Kikkoman Corp.	3,110,363
750,000	Kraft Foods Inc., Cl. A	23,520,000
64,000	Molson Coors Brewing Co., Cl. B	3,000,960
150,000	Morinaga Milk Industry Co. Ltd.	535,585
168,000	NISSIN FOODS HOLDINGS CO. LTD.	5,921,808
1,600,000	Parmalat SpA	5,360,392
339,450	Parmalat SpA, GDR (a)(b)	1,138,787
119,000	PepsiCo Inc.	7,664,790
62,000	Pernod-Ricard SA	5,790,369
19,319	Remy Cointreau SA	1,454,907
1,250,000	Sara Lee Corp.	22,087,500
346,000	The Coca-Cola Co.	22,957,100
335,000	The Hershey Co.	18,207,250
361,000	YAKULT HONSHA Co. Ltd.	9,226,809

		207,709,447

See accompanying notes to schedule of investments.

THE GABELLI DIVIDEND & INCOME TRUST
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2011 (Unaudited)

			Market
Shares			Value
		COMMON STOCKS (Continued)
		Health Care — 4.2%
45,000		Abbott Laboratories	$2,207,250
100,000		Beckman Coulter Inc.	8,307,000
197,000		Bristol-Myers Squibb Co.	5,206,710
10,000		Cephalon Inc.†	757,800
110,000		Covidien plc	5,713,400
125,000		Eli Lilly & Co.	4,396,250
200,000		Genzyme Corp.†	15,230,000
58,000		Johnson & Johnson	3,436,500
73,000		Mead Johnson Nutrition Co.	4,228,890
215,000		Merck & Co. Inc.	7,097,150
112,500		Owens & Minor Inc.	3,654,000
729,000		Pfizer Inc.	14,805,990
26,000		Schiff Nutrition International Inc.	236,860
40,000		St. Jude Medical Inc.	2,050,400
10,000		UnitedHealth Group Inc.	452,000
65,000		Watson Pharmaceuticals Inc.†	3,640,650
75,000		Zimmer Holdings Inc.†	4,539,750

			85,960,600

		Hotels and Gaming — 0.3%
15,000		Accor SA	673,982
75,000		Boyd Gaming Corp.†	702,750
800,000		Ladbrokes plc	1,700,462
60,000		Las Vegas Sands Corp.†	2,533,200

			5,610,394

		Machinery — 1.6%
210,000		Bucyrus International Inc.	19,204,500
157,000		CNH Global NV†	7,622,350
68,500		Deere & Co.	6,636,965

			33,463,815

		Manufactured Housing and Recreational Vehicles — 0.0%
5,396		Skyline Corp.	108,190

		Metals and Mining — 1.2%
16,000		Agnico-Eagle Mines Ltd.	1,061,600
300,000		Alcoa Inc.	5,295,000
20,000		Alliance Holdings GP LP	1,050,800
8,000		BHP Billiton Ltd., ADR	767,040
250,000		Freeport-McMoRan Copper & Gold Inc.	13,887,500
25,000		Peabody Energy Corp.	1,799,000

			23,860,940

		Paper and Forest Products — 0.6%
414,000		International Paper Co.	12,494,520

		Publishing — 0.1%
590,000		Il Sole 24 Ore SpA†	1,103,710

		Real Estate — 0.0%
18,000		Brookfield Asset Management Inc., Cl. A	584,280

		Retail — 2.6%
336,000		CVS Caremark Corp.	11,531,520
142,000		Ingles Markets Inc., Cl. A	2,813,020
105,000		Macy’s Inc.	2,547,300
336,000		Safeway Inc.	7,909,440
295,000		Sally Beauty Holdings Inc.†	4,132,950
93,000		The Home Depot Inc.	3,446,580
35,000		Wal-Mart Stores Inc.	1,821,750
338,000		Walgreen Co.	13,567,320
75,000		Whole Foods Market Inc.	4,942,500

			52,712,380

		Specialty Chemicals — 2.6%
69,000		Air Products & Chemicals Inc.	6,222,420
6,000		Airgas Inc.	398,520
100,000		Ashland Inc.	5,776,000
175,000		E. I. du Pont de Nemours and Co.	9,619,750
380,000		Ferro Corp.†	6,304,200
100,000		Olin Corp.	2,292,000
124,000		The Dow Chemical Co.	4,681,000
140,225		The Lubrizol Corp.	18,784,541

			54,078,431

		Telecommunications — 5.6%
548,000		AT&T Inc.	16,768,800
293,000		BCE Inc.	10,647,620
33,000		Belgacom SA	1,278,386
40,000	(c)	Bell Aliant Inc. (a)	1,107,375
590,000		Deutsche Telekom AG, ADR	9,097,800
55,000		France Telecom SA, ADR	1,238,050
219,800		Hellenic Telecommunications Organization SA, ADR	1,202,306
23,160		Loral Space & Communications Inc.†	1,796,058
160,000		Portugal Telecom SGPS SA	1,846,660
1,750,000		Sprint Nextel Corp.†	8,120,000
45,000		Telefonica SA, ADR	1,134,900
165,000		Telefonos de Mexico SAB de CV, Cl. L, ADR	3,012,900
110,000		Telekom Austria AG	1,608,798
48,000		Telephone & Data Systems Inc.	1,617,600
85,000		Telephone & Data Systems Inc., Special	2,509,200
120,000		Telstra Corp. Ltd., ADR	1,732,800
75,000		TELUS Corp., Non-Voting	3,636,750
See accompanying notes to schedule of investments.

THE GABELLI DIVIDEND & INCOME TRUST
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2011 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)
	Telecommunications (Continued)
1,000,000	Verizon Communications Inc.	$38,540,000
40,000	VimpelCom Ltd., ADR	564,800
269,000	Vodafone Group plc, ADR	7,733,750

		115,194,553

	Transportation — 0.5%
250,000	GATX Corp.	9,665,000
20,000	Kansas City Southern†	1,089,000

		10,754,000

	Wireless Communications — 0.3%
120,000	United States Cellular Corp.†	6,178,800

	TOTAL COMMON STOCKS	1,948,346,696

	CONVERTIBLE PREFERRED STOCKS — 0.8%
	Broadcasting — 0.0%
13,888	Emmis Communications Corp., 6.250% Cv. Pfd., Ser. A†	229,083

	Building and Construction — 0.0%
200	Fleetwood Capital Trust, 6.000% Cv. Pfd. (d)	0

	Energy and Utilities — 0.3%
129,000	El Paso Energy Capital Trust I, 4.750% Cv. Pfd.	5,708,250

	Financial Services — 0.2%
1,500	Doral Financial Corp., 4.750% Cv. Pfd.†	184,454
74,000	Newell Financial Trust I, 5.250% Cv. Pfd.	3,367,000

		3,551,454

	Telecommunications — 0.3%
55,000	Cincinnati Bell Inc., 6.750% Cv. Pfd., Ser. B	2,167,000
78,000	Crown Castle International Corp., 6.250% Cv. Pfd.	4,812,600

		6,979,600

	Transportation — 0.0%
1,500	GATX Corp., $2.50 Cv. Pfd., Ser. A (d)	289,950

	TOTAL CONVERTIBLE PREFERRED STOCKS	16,758,337

	WARRANTS — 0.0%
	Food and Beverage — 0.0%
650	Parmalat SpA, GDR, expire 12/31/15† (a)(b)(d)	899

Principal
Amount
	CONVERTIBLE CORPORATE BONDS — 0.8%
	Aerospace — 0.1%
$1,500,000	GenCorp Inc., Sub. Deb. Cv., 4.063%, 12/31/39	1,501,875

	Automotive: Parts and Accessories — 0.0%
500,000	Standard Motor Products Inc., Sub. Deb. Cv., 15.000%, 04/15/11 (d)	510,750

	Computer Hardware — 0.1%
3,000,000	SanDisk Corp., Cv., 1.000%, 05/15/13	2,958,750

	Diversified Industrial — 0.5%
8,800,000	Griffon Corp., Sub. Deb. Cv., 4.000%, 01/15/17 (a)	9,911,000

	Financial Services — 0.0%
200,000	Janus Capital Group Inc., Cv., 3.250%, 07/15/14	241,000

	Real Estate — 0.0%
450,000	Palm Harbor Homes Inc., Cv., 3.250%, 05/15/24† (d)	47,250

	Retail — 0.1%
5,000,000	The Great Atlantic & Pacific Tea Co. Inc., Cv., 5.125%, 06/15/11†	1,700,000

	TOTAL CONVERTIBLE CORPORATE BONDS	16,870,625

	U.S. GOVERNMENT OBLIGATIONS — 3.2%
66,131,000	U.S. Treasury Bills, 0.095% to 0.210%††, 04/21/11 to 09/15/11	66,112,761

See accompanying notes to schedule of investments.

THE GABELLI DIVIDEND & INCOME TRUST
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2011 (Unaudited)

Market
Value
TOTAL INVESTMENTS — 100.0% (Cost $1,617,353,343)	$2,048,089,318

Aggregate tax cost	$1,629,995,225

Gross unrealized appreciation	$480,641,603
Gross unrealized depreciation	(62,547,510)

Net unrealized appreciation/depreciation .	$418,094,093

	% of
	Market	Market
Geographic Diversification	Value	Value
North America	82.9%	$1,697,141,663
Europe	14.0	286,236,650
Japan	2.5	51,120,137
Latin America	0.3	7,033,620
Asia/Pacific	0.3	6,557,248

Total Investments	100.0%	$2,048,089,318

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2011, the market value of Rule 144A securities amounted to $12,158,061 or 0.59% of total investments. Except as noted in (b), these securities are liquid.

(b)	At March 31, 2011, the Fund held investments in restricted and illiquid securities amounting to $1,139,686 or 0.06% of total investments, which were valued under methods approved by the Board of Trustees as follows:

				03/31/11
Acquisition		Acquisition	Acquisition	Carrying Value
Shares	Issuer	Date	Cost	Per Unit
339,450	Parmalat SpA, GDR	12/02/03	$981,615	$3.3548
650	Parmalat SpA, GDR, Warrants expire 12/31/15	11/09/05	—	1.3831

(c)	Denoted in units.

(d)	Security fair valued under procedures established by the Board of Trustees. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At March 31, 2011, the market value of fair valued securities amounted to $848,849 or 0.04% of total investments.

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

Strips	Regular income payment portion of security traded separately from the principal portion of the security.
See accompanying notes to schedule of investments.

THE GABELLI DIVIDEND & INCOME TRUST
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
     The Fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).
     Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.
     Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.
     The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:
•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

THE GABELLI DIVIDEND & INCOME TRUST
NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
     A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of March 31, 2011 is as follows:

	Valuation Inputs
	Level 1	Level 2	Level 3	Total
	Quoted	Other Significant	Significant	Market Value
	Prices	Observable Inputs	Unobservable Inputs	at 3/31/11
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$1,948,346,696	—	—	$1,948,346,696
Convertible Preferred Stocks:
Building and Construction	—	—	$0	0
Transportation	—	$289,950	—	289,950
Other Industries (a)	16,468,387	—	—	16,468,387

Total Convertible Preferred Stocks	16,468,387	289,950	0	16,758,337

Warrants (a)	—	899	—	899
Convertible Corporate Bonds	1,700,000	15,123,375	47,250	16,870,625
U.S. Government Obligations	—	66,112,761	—	66,112,761

TOTAL INVESTMENTS IN SECURITIES - ASSETS	$1,966,515,083	$81,526,985	$47,250	$2,048,089,318

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.
     The Fund did not have significant transfers between Level 1 and Level 2 during the period ended March 31, 2011.
     The following table reconciles Level 3 investments for which significant unobservable inputs were used to determine fair value:

										Net change
										in unrealized
										appreciation/
										depreciation
										during the
										period on
				Change in						Level 3
	Balance	Accrued	Realized	unrealized			Transfers	Transfers	Balance	investments
	as of	discounts/	gain/	appreciation/			into	out of	as of	held at
	12/31/10	(premiums)	(loss)	depreciation	Purchases	Sales	Level 3†	Level 3†	3/31/11	3/31/11

INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Convertible Preferred Stocks:
Building and Construction	$0	$—	$—	$—	$—	$—	$—	$—	$0	$—
Convertible Corporate Bonds	1,575,000	—	—	(36,000)	—	—	83,250	(1,575,000)	47,250	(36,000)

TOTAL INVESTMENTS IN SECURITIES	$1,575,000	$—	$—	$(36,000)	$—	$—	$83,250	$(1,575,000)	$47,250	$(36,000)

†	The Fund’s policy is to recognize transfers into and transfers out of Level 3 as of the beginning of the reporting period.

THE GABELLI DIVIDEND & INCOME TRUST
NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/loss on investments.
Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.
Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Restricted and Illiquid Securities. The Fund is not subject to an independent limitation on the amount it may invest in securities for which the markets are illiquid. Illiquid securities include securities the disposition of which is subject to substantial legal or contractual restrictions. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. For the restricted and illiquid securities the Fund held as of March 31, 2011, refer to the Schedule of Investments.
Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of achieving additional return or hedging the value of the Fund’s portfolio, increasing the income of the Fund, hedging or protecting its exposure to interest rate movements and movements in the securities markets, managing risks, or protecting the value of its portfolio against uncertainty in the level of future currency exchange rates. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

THE GABELLI DIVIDEND & INCOME TRUST
NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
     The Fund’s derivative contracts held at March 31, 2011, if any, are not accounted for as hedging instruments under GAAP.
     Options. The Fund may purchase or write call or put options on securities or indices for the purpose of achieving additional return or for hedging the value of the Fund’s portfolio. As a writer of put options, the Fund receives a premium at the outset and then bears the risk of unfavorable changes in the price of the financial instrument underlying the option. The Fund would incur a loss if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. The Fund would realize a gain, to the extent of the premium, if the price of the financial instrument increases between those dates. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security.
     As a purchaser of put options, the Fund pays a premium for the right to sell to the seller of the put option the underlying security at a specified price. The seller of the put has the obligation to purchase the underlying security upon exercise at the exercise price. If the price of the underlying security declines, the Fund would realize a gain upon sale or exercise. If the price of the underlying security increases or stays the same, the Fund would realize a loss upon sale or at the expiration date, but only to the extent of the premium paid.
     In the case of call options, these exercise prices are referred to as “in-the-money,” “at-the-money,” and “out-of-the-money,” respectively. The Fund may write (a) in-the-money call options when the Adviser expects that the price of the underlying security will remain stable or decline during the option period, (b) at-the-money call options when the Adviser expects that the price of the underlying security will remain stable, decline, or advance moderately during the option period, and (c) out-of-the-money call options when the Adviser expects that the premiums received from writing the call option will be greater than the appreciation in the price of the underlying security above the exercise price. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. Out-of-the-money, at-the-money, and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions. During the period ended March 31, 2011, the Fund held no investments in options.
     Swap Agreements. The Fund may enter into equity contract for difference and interest rate swap or cap transactions for the purpose of increasing the income of the Fund or hedging or protecting its exposure to interest rate movements and movements in the securities markets. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an interest rate swap, the Fund would agree to pay periodically to the other party (which is known as the “counterparty”) a fixed rate payment in exchange for the counterparty agreeing to pay to the Fund periodically a variable rate payment that is with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short-term interest rates and the returns on the Fund’s portfolio securities at the time a swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction. During the period ended March 31, 2011, the Fund held no investments in interest rate swap agreements or equity contracts for difference swap agreements.

THE GABELLI DIVIDEND & INCOME TRUST
NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
     Futures Contracts. The Fund may engage in futures contracts for the purpose of certain hedging, yield enhancements, and risk management purposes. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are included in unrealized appreciation/depreciation on futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.
     There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. During the period ended March 31, 2011, the Fund held no investments in futures contracts.
     Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of protecting the value of its portfolio against uncertainty in the level of future currency exchange rates or hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
     The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. During the period ended March 31, 2011, the Fund held no investments in forward foreign exchange contracts.
Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.
     At December 31, 2010, the Fund had net capital loss carryforwards for federal income tax purposes of $152,531,605, which are available to reduce future required distributions of net capital gains to shareholders. $22,445,283 of the loss carryforward is available through 2016; and $104,827,291 is available through 2017; and $25,259,031 is available through 2018.
     Under the current tax law, capital losses related to securities and foreign currency realized after October 31 and prior to the Fund’s fiscal year end may be treated as occurring on the first day of the following year. For the year ended December 31, 2010, the Fund had deferred capital losses of $2,356,693 and currency losses of $476.

AUTOMATIC DIVIDEND REINVESTMENT
AND VOLUNTARY CASH PURCHASE PLANS
Enrollment in the Plan
     It is the policy of The Gabelli Dividend & Income Trust (the “Fund”) to automatically reinvest dividends payable to common shareholders. As a “registered” shareholder you automatically become a participant in the Fund’s Automatic Dividend Reinvestment Plan (the “Plan”). The Plan authorizes the Fund to credit common shares to participants upon an income dividend or a capital gains distribution regardless of whether the shares are trading at a discount or a premium to net asset value. All distributions to shareholders whose shares are registered in their own names will be automatically reinvested pursuant to the Plan in additional shares of the Fund. Plan participants may send their common shares certificates to Computershare Trust Company, N.A. (“Computershare”) to be held in their dividend reinvestment account. Registered shareholders wishing to receive their distributions in cash must submit this request in writing to:
The Gabelli Dividend & Income Trust
c/o Computershare
P.O. Box 43010
Providence, RI 02940—3010
     Shareholders requesting this cash election must include the shareholder’s name and address as they appear on the share certificate. Shareholders with additional questions regarding the Plan or requesting a copy of the terms of the Plan, may contact Computershare at (800) 336-6983.
     If your shares are held in the name of a broker, bank, or nominee, you should contact such institution. If such institution is not participating in the Plan, your account will be credited with a cash dividend. In order to participate in the Plan through such institution, it may be necessary for you to have your shares taken out of “street name” and re-registered in your own name. Once registered in your own name your distributions will be automatically reinvested. Certain brokers participate in the Plan. Shareholders holding shares in “street name” at participating institutions will have dividends automatically reinvested. Shareholders wishing a cash dividend at such institution must contact their broker to make this change.
     The number of shares of common shares distributed to participants in the Plan in lieu of cash dividends is determined in the following manner. Under the Plan, whenever the market price of the Fund’s common shares is equal to or exceeds net asset value at the time shares are valued for purposes of determining the number of shares equivalent to the cash dividends or capital gains distribution, participants are issued shares of common shares valued at the greater of (i) the net asset value as most recently determined or (ii) 95% of the then current market price of the Fund’s common shares. The valuation date is the dividend or distribution payment date or, if that date is not a New York Stock Exchange (“NYSE”) trading day, the next trading day. If the net asset value of the common shares at the time of valuation exceeds the market price of the common shares, participants will receive shares from the Fund valued at market price. If the Fund should declare a dividend or capital gains distribution payable only in cash, Computershare will buy shares of common shares in the open market, or on the NYSE or elsewhere, for the participants’ accounts, except that Computershare will endeavor to terminate purchases in the open market and cause the Fund to issue shares at net asset value if, following the commencement of such purchases, the market value of the common shares exceeds the then current net asset value.
     The automatic reinvestment of dividends and capital gains distributions will not relieve participants of any income tax which may be payable on such distributions. A participant in the Plan will be treated for federal income tax purposes as having received, on a dividend payment date, a dividend or distribution in an amount equal to the cash the participant could have received instead of shares.

Voluntary Cash Purchase Plan
     The Voluntary Cash Purchase Plan is yet another vehicle for our shareholders to increase their investment in the Fund. In order to participate in the Voluntary Cash Purchase Plan, shareholders must have their shares registered in their own name.
     Participants in the Voluntary Cash Purchase Plan have the option of making additional cash payments to Computershare for investments in the Fund’s common shares at the then current market price. Shareholders may send an amount from $250 to $10,000. Computershare will use these funds to purchase shares in the open market on or about the 1st and 15th of each month. Computershare will charge each shareholder who participates $0.75, plus a pro rata share of the brokerage commissions. Brokerage charges for such purchases are expected to be less than the usual brokerage charge for such transactions. It is suggested that any voluntary cash payments be sent to Computershare, P.O. Box 43010, Providence, RI 02940—3010 such that Computershare receives such payments approximately 10 days before the 1st and 15th of the month. Funds not received at least five days before the investment date shall be held for investment until the next purchase date. A payment may be withdrawn without charge if notice is received by Computershare at least 48 hours before such payment is to be invested.
     Shareholders wishing to liquidate shares held at Computershare must do so in writing or by telephone. Please submit your request to the above mentioned address or telephone number. Include in your request your name, address, and account number. The cost to liquidate shares is $2.50 per transaction as well as the brokerage commission incurred. Brokerage charges are expected to be less than the usual brokerage charge for such transactions.
     For more information regarding the Automatic Dividend Reinvestment Plan and Voluntary Cash Purchase Plan, brochures are available by calling (914) 921-5070 or by writing directly to the Fund.
     The Fund reserves the right to amend or terminate the Plan as applied to any voluntary cash payments made and any dividend or distribution paid subsequent to written notice of the change sent to the members of the Plan at least 90 days before the record date for such dividend or distribution. The Plan also may be amended or terminated by Computershare on at least 90 days written notice to participants in the Plan.

TRUSTEES AND OFFICERS
THE GABELLI DIVIDEND & INCOME TRUST
One Corporate Center, Rye, NY 10580-1422

Trustees	Officers
Mario J. Gabelli, CFA	Bruce N. Alpert
Chairman & Chief Executive Officer,	President
GAMCO Investors, Inc.
Carter W. Austin
Anthony J. Colavita	Vice President
President,
Anthony J. Colavita, P.C.	Peter D. Goldstein
Chief Compliance Officer
James P. Conn
Former Managing Director &	Laurissa M. Martire
Chief Investment Officer,	Vice President & Ombudsman
Financial Security Assurance Holdings Ltd.
Agnes Mullady
Mario d’Urso	Treasurer & Secretary
Former Italian Senator

Frank J. Fahrenkopf, Jr.	Investment Adviser
President & Chief Executive Officer,	Gabelli Funds, LLC
American Gaming Association	One Corporate Center
Rye, New York 10580-1422
Michael J. Melarkey
Attorney-at-Law,
Avansino, Melarkey, Knobel & Mulligan	Custodian
State Street Bank and Trust Company
Salvatore M. Salibello
Certified Public Accountant,	Counsel
Salibello & Broder, LLP	Skadden, Arps, Slate, Meagher & Flom LLP

Edward T. Tokar	Transfer Agent and Registrar
Senior Managing Director,	Computershare Trust Company, N.A.
Beacon Trust Company

Anthonie C. van Ekris	Stock Exchange Listing

Chairman, BALMAC International, Inc.

Salvatore J. Zizza		Common	5.875% Preferred	6.00% Preferred
Chairman, Zizza & Co., Ltd.	NYSE--Symbol:	GDV	GDV PrA	GDV PrD
	Shares Outstanding:	82,969,637	3,048,019	2,542,296
The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “General Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “General Equity Funds.”
The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com
The NASDAQ symbol for the Net Asset Value is “XGDVX.”

For general information about the Gabelli Funds, call 800-GABELLI (800-422-3554), fax us at 914-921-5118, visit Gabelli Funds’ Internet homepage at: www.gabelli.com, or e-mail us at: closedend@gabelli.com

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may, from time to time, purchase its common shares in the open market when the Fund’s shares are trading at a discount of 7.5% or more from the net asset value of the shares. The Fund may also, from time to time, purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidation value.

Item 2.	Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).
(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Gabelli Dividend & Income Trust

By (Signature and Title)*	/s/ Bruce N. Alpert Bruce N. Alpert, Principal Executive Officer

Date	5/31/11
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert Bruce N. Alpert, Principal Executive Officer

Date	5/31/11

By (Signature and Title)*	/s/ Agnes Mullady Agnes Mullady, Principal Financial Officer and Treasurer

Date	5/31/11

*	Print the name and title of each signing officer under his or her signature.